Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property and Equipment, Net [Abstract]
Depreciation expenses	$ 68	$ 29
Additional property and equipment purchased cash amount	216	$ 77
Sold fixed assets	24
Accumulated depreciation amount	$ 3